Document and Entity Information	Oct. 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001830214
Document Type	8-K
Document Period End Date	Oct. 04, 2022
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40097
Entity Tax Identification Number	87-2652913
Entity Address, Address Line One	27 Drydock Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(877)
Local Phone Number	422-5362
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DNA
Security Exchange Name	NYSE
Warrants To Purchase Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DNA.WS
Security Exchange Name	NYSE